JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 28.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	7,915,000	4,808,362
3.88%, 8/15/2040	600,000	541,195
4.75%, 2/15/2041	1,679,000	1,669,490
3.38%, 8/15/2042	1,400,000	1,152,430
2.88%, 5/15/2043	3,900,000	2,945,414
4.38%, 8/15/2043	3,115,000	2,913,498
3.63%, 2/15/2044	6,250,000	5,244,385
3.13%, 8/15/2044	5,765,000	4,448,959
4.13%, 8/15/2044	1,375,000	1,235,620
3.00%, 11/15/2044	7,790,000	5,868,061
4.63%, 11/15/2044	4,885,000	4,691,890
3.00%, 5/15/2045	3,230,000	2,420,229
3.00%, 2/15/2047	3,620,000	2,660,559
3.00%, 2/15/2048	14,235,000	10,338,725
3.00%, 8/15/2048	10,238,000	7,399,355
2.88%, 5/15/2049	8,210,000	5,757,904
2.38%, 11/15/2049	28,405,000	17,829,685
4.13%, 8/15/2053	1,194,000	1,043,957
4.25%, 2/15/2054	1,000,000	893,164
4.63%, 5/15/2054	2,375,500	2,259,602
4.25%, 8/15/2054	8,775,000	7,846,770
4.50%, 11/15/2054	1,775,000	1,656,852
U.S. Treasury Notes
4.63%, 6/15/2027	5,820,000	5,901,162
2.75%, 7/31/2027	7,000,000	6,835,117
3.88%, 10/15/2027	16,740,000	16,735,423
4.13%, 11/15/2027	16,445,000	16,536,218
4.25%, 1/15/2028	23,590,000	23,805,627
4.25%, 2/15/2028	10,180,000	10,277,426
3.75%, 4/15/2028	1,970,000	1,963,690
4.63%, 9/30/2028	6,585,000	6,736,506
4.38%, 11/30/2028	3,000,000	3,046,289
3.75%, 12/31/2028	6,000,000	5,970,703
2.63%, 2/15/2029	47,800,000	45,708,750
2.38%, 3/31/2029	500,000	472,812
4.13%, 3/31/2029	3,895,000	3,924,212
4.63%, 4/30/2029	5,000,000	5,126,758
4.50%, 5/31/2029	8,675,000	8,858,666
4.13%, 10/31/2029	9,050,000	9,115,400
4.13%, 11/30/2029	2,770,000	2,790,883
4.00%, 2/28/2030	20,000,000	20,042,969
4.00%, 3/31/2030	4,330,000	4,337,442
4.13%, 8/31/2030	9,425,000	9,478,752
4.88%, 10/31/2030	1,300,000	1,353,371
4.38%, 11/30/2030	33,150,000	33,705,521
1.25%, 8/15/2031	4,190,000	3,538,586
3.75%, 8/31/2031	17,907,000	17,552,357
1.38%, 11/15/2031	5,455,000	4,606,492

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.13%, 11/30/2031	5,951,000	5,947,745
4.50%, 12/31/2031	6,520,000	6,653,202
4.38%, 1/31/2032	4,680,000	4,740,694
1.88%, 2/15/2032	600,000	520,359
4.13%, 2/29/2032	46,795,000	46,714,571
4.00%, 4/30/2032	13,740,000	13,604,747
4.00%, 2/15/2034	3,074,400	3,003,905
3.88%, 8/15/2034	23,187,000	22,339,225
U.S. Treasury STRIPS Bonds
4.17%, 5/15/2030 (a)	35,000,000	28,609,118
4.72%, 8/15/2030 (a)	33,575,000	27,121,131
4.64%, 11/15/2030 (a)	19,925,000	15,910,251
4.70%, 2/15/2031 (a)	7,185,000	5,664,776
4.49%, 5/15/2031 (a)	3,040,000	2,369,955
4.72%, 8/15/2031 (a)	7,640,000	5,882,134
4.69%, 11/15/2031 (a)	18,440,000	14,025,027
4.24%, 2/15/2032 (a)	11,285,000	8,478,148
4.61%, 5/15/2040 (a)	5,015,000	2,373,147
5.12%, 11/15/2040 (a)	7,210,000	3,310,875
5.92%, 2/15/2041 (a)	2,249,000	1,018,413
4.82%, 11/15/2042 (a)	5,310,000	2,171,991
5.06%, 2/15/2049 (a)	9,435,000	2,780,668
5.15%, 11/15/2049 (a)	18,940,000	5,384,099
Total U.S. Treasury Obligations (Cost $593,489,066)		592,671,419
Mortgage-Backed Securities — 21.6%
FHLMC Gold Pools, Other
Pool # U99076, 4.50%, 12/1/2043	148,049	144,687
Pool # RE0003, 4.00%, 7/1/2049	496,271	471,538
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,283,993	1,102,452
Pool # QA9530, 2.50%, 5/1/2050	251,268	208,529
Pool # QB3756, 2.50%, 9/1/2050	2,088,087	1,734,587
Pool # RA3653, 1.50%, 10/1/2050	640,998	476,442
Pool # RA3838, 3.00%, 10/1/2050	607,036	521,481
Pool # QB4903, 2.50%, 11/1/2050	523,310	434,250
Pool # QC2061, 2.00%, 5/1/2051	750,290	590,373
Pool # RA5303, 3.50%, 5/1/2051	2,171,644	1,926,722
Pool # RA5680, 2.00%, 8/1/2051	1,742,207	1,360,606
Pool # RA5794, 4.00%, 9/1/2051	1,909,763	1,753,165
Pool # QD0295, 3.00%, 11/1/2051	2,823,359	2,426,344
Pool # SD0809, 3.00%, 1/1/2052	1,274,577	1,095,575
Pool # SD8190, 3.00%, 1/1/2052	925,714	790,227
Pool # RA6531, 3.50%, 1/1/2052	774,030	691,574
Pool # RA6815, 2.50%, 2/1/2052	3,549,502	2,926,494
Pool # SL0872, 2.50%, 3/1/2052	2,422,855	1,986,842
Pool # QE0521, 2.50%, 4/1/2052	4,030,530	3,293,761
Pool # QE0399, 3.00%, 4/1/2052	783,537	673,878
Pool # QE1075, 3.00%, 4/1/2052	796,693	683,528

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD1373, 3.00%, 5/1/2052	700,265	602,262
Pool # SD5754, 3.50%, 6/1/2052	1,124,372	1,000,266
Pool # QE6381, 4.00%, 7/1/2052	1,867,839	1,717,469
Pool # SD1189, 5.00%, 7/1/2052	1,854,157	1,802,228
Pool # SD1589, 5.00%, 7/1/2052	819,879	801,963
Pool # QE8520, 3.50%, 8/1/2052	787,623	699,614
Pool # QF3294, 5.00%, 11/1/2052	5,024,472	4,886,335
Pool # SD2355, 4.50%, 12/1/2052	2,883,427	2,735,251
Pool # RJ1756, 4.50%, 6/1/2054	1,902,095	1,794,907
Pool # RJ1781, 6.00%, 6/1/2054	3,426,526	3,487,295
Pool # RJ2914, 5.50%, 11/1/2054	1,925,002	1,914,455
Pool # RJ3247, 5.00%, 1/1/2055	2,950,554	2,876,249
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	660,492	645,696
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	265,447	241,379
Pool # AL9397, 3.00%, 10/1/2046	356,604	311,138
Pool # BE9590, 3.50%, 5/1/2047	128,921	115,687
Pool # BK2113, 2.50%, 3/1/2050	236,467	194,931
Pool # BP8608, 2.50%, 6/1/2050	158,438	130,759
Pool # CA8670, 2.50%, 8/1/2050	1,395,444	1,148,342
Pool # BQ0795, 2.50%, 9/1/2050	3,914,762	3,225,042
Pool # BQ1367, 2.50%, 9/1/2050	928,251	769,516
Pool # BQ3137, 2.50%, 10/1/2050	376,153	311,522
Pool # FM4947, 2.00%, 12/1/2050	1,402,118	1,107,295
Pool # BP7667, 2.50%, 12/1/2050	381,374	316,665
Pool # CA8021, 2.50%, 12/1/2050	441,940	363,988
Pool # CA8044, 2.50%, 12/1/2050	363,352	299,432
Pool # CB0458, 2.50%, 5/1/2051	426,521	351,067
Pool # FM7293, 2.50%, 5/1/2051	207,556	171,125
Pool # CB0397, 3.00%, 5/1/2051	246,408	211,574
Pool # FM7346, 3.00%, 5/1/2051	428,721	368,114
Pool # FM7531, 3.00%, 5/1/2051	1,138,285	978,238
Pool # BT2415, 2.50%, 7/1/2051	1,488,448	1,222,487
Pool # FM7910, 2.50%, 7/1/2051	576,393	480,756
Pool # FM7957, 2.50%, 7/1/2051	711,987	589,035
Pool # BT7165, 3.00%, 8/1/2051	5,121,992	4,397,879
Pool # CB1406, 3.00%, 8/1/2051	736,924	632,741
Pool # FM8479, 3.00%, 8/1/2051	581,804	499,552
Pool # CB1553, 2.50%, 9/1/2051	3,797,284	3,129,969
Pool # FM8813, 3.50%, 9/1/2051	3,075,218	2,752,780
Pool # BT6823, 2.50%, 10/1/2051	4,233,540	3,457,368
Pool # FM9227, 2.50%, 10/1/2051	2,911,508	2,406,617
Pool # FS5389, 2.50%, 11/1/2051	436,298	359,440
Pool # BU3608, 3.00%, 11/1/2051	123,055	105,833
Pool # CB2094, 3.00%, 11/1/2051	938,976	806,234
Pool # FM9776, 3.00%, 11/1/2051	1,321,792	1,135,263
Pool # CB2447, 3.50%, 12/1/2051	4,535,553	4,060,767
Pool # BU9885, 2.50%, 1/1/2052	538,509	440,822
Pool # FS8807, 3.00%, 1/1/2052	2,330,021	2,009,718

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2750, 2.50%, 2/1/2052	1,880,436	1,543,366
Pool # CB2855, 2.50%, 2/1/2052	689,470	571,151
Pool # FS3381, 2.50%, 2/1/2052	1,029,226	843,549
Pool # CB2899, 3.00%, 2/1/2052	2,587,884	2,218,151
Pool # FS0488, 3.00%, 2/1/2052	1,301,554	1,120,076
Pool # BV4133, 2.50%, 3/1/2052	1,213,906	989,541
Pool # CB3031, 2.50%, 3/1/2052	1,169,347	957,575
Pool # FS8041, 2.50%, 3/1/2052	3,683,632	3,042,873
Pool # FS8196, 2.50%, 3/1/2052	6,468,383	5,328,823
Pool # CB3167, 3.00%, 3/1/2052	2,178,816	1,868,826
Pool # CB3265, 3.00%, 4/1/2052	5,813,231	4,951,764
Pool # CB3360, 3.00%, 4/1/2052	968,459	825,323
Pool # BV0242, 3.50%, 4/1/2052	1,795,860	1,602,429
Pool # BV7232, 4.00%, 4/1/2052	2,200,564	2,018,560
Pool # CB3384, 4.00%, 4/1/2052	333,033	305,819
Pool # BV5631, 3.00%, 6/1/2052	958,725	824,495
Pool # FS8114, 3.50%, 6/1/2052	1,103,025	981,863
Pool # CB3775, 4.00%, 6/1/2052	316,514	291,122
Pool # FS1949, 4.00%, 6/1/2052	2,849,335	2,620,752
Pool # BW0393, 5.00%, 6/1/2052	778,874	756,091
Pool # CB4160, 4.50%, 7/1/2052	2,599,213	2,456,471
Pool # CB4037, 5.00%, 7/1/2052	4,383,450	4,271,716
Pool # FS2995, 5.50%, 10/1/2052	1,187,979	1,181,370
Pool # CB4927, 6.00%, 10/1/2052	1,339,110	1,363,133
Pool # FS3836, 4.50%, 1/1/2053	395,835	375,735
Pool # FS7276, 5.00%, 9/1/2053	1,249,639	1,216,044
Pool # BY9849, 6.00%, 10/1/2053	566,945	576,231
Pool # DC6900, 7.00%, 7/1/2054	796,393	834,133
Pool # BU5072, 6.00%, 9/1/2054	2,011,810	2,035,262
Pool # DC6899, 6.50%, 9/1/2054	995,092	1,024,994
Pool # DB1954, 5.00%, 11/1/2054	2,086,364	2,021,284
Pool # DB4826, 5.50%, 11/1/2054	3,973,979	3,935,389
Pool # DB4866, 5.50%, 1/1/2055	1,099,074	1,099,207
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	340,079	310,611
Pool # BL6257, 2.13%, 11/1/2028	1,178,456	1,097,310
Pool # BS5507, 3.23%, 11/1/2028	521,596	503,545
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,451,328
Pool # BL5459, 2.37%, 6/1/2029	955,752	885,427
Pool # BS5162, 2.73%, 9/1/2029	1,125,558	1,053,232
Pool # BZ1679, 4.49%, 9/1/2029	1,242,919	1,253,074
Pool # BS7010, 4.81%, 9/1/2029	230,000	233,437
Pool # BL4429, 2.25%, 10/1/2029	291,313	268,456
Pool # AM6835, 3.58%, 10/1/2029	1,131,421	1,092,108
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,428,233
Pool # BL4333, 2.52%, 11/1/2029	366,823	340,728
Pool # BZ1760, 4.82%, 11/1/2029	1,492,111	1,523,442
Pool # BS6161, 4.47%, 8/1/2030	486,788	485,723
Pool # BZ2136, 4.59%, 9/1/2030	995,002	1,005,511

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ0392, 4.82%, 3/1/2031	791,176	803,903
Pool # BZ2621, 4.98%, 6/1/2031	2,778,482	2,840,337
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,002,207
Pool # BZ1524, 5.08%, 9/1/2031	671,935	689,875
Pool # BZ3004, 5.29%, 10/1/2031	2,396,590	2,484,706
Pool # BM6857, 1.83%, 12/1/2031 (b)	1,488,048	1,268,765
Pool # BZ1749, 4.24%, 12/1/2031	1,219,720	1,197,999
Pool # BZ2889, 4.37%, 1/1/2032	2,488,624	2,464,460
Pool # BZ1849, 4.74%, 1/1/2032	1,719,162	1,733,806
Pool # BM6898, 2.15%, 2/1/2032 (b)	1,977,408	1,711,624
Pool # BS5337, 3.01%, 4/1/2032	419,444	383,223
Pool # BZ1869, 4.76%, 4/1/2032	1,137,520	1,145,418
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,824,527
Pool # BS5581, 3.46%, 6/1/2032	362,136	339,306
Pool # BS5659, 3.66%, 6/1/2032	795,000	746,261
Pool # AN5759, 3.29%, 7/1/2032	1,113,221	1,028,182
Pool # BS5530, 3.30%, 7/1/2032	826,000	757,830
Pool # BS6132, 3.86%, 7/1/2032	415,000	395,712
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	2,988,318
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,621,112
Pool # BS6276, 3.97%, 8/1/2032	680,000	649,407
Pool # AM0762, 3.29%, 9/1/2032	820,920	766,213
Pool # BS5718, 3.46%, 9/1/2032	900,000	832,069
Pool # BS6689, 3.83%, 9/1/2032	390,000	370,252
Pool # BM6466, 1.33%, 10/1/2032 (b)	7,035,764	5,655,000
Pool # BS6417, 3.83%, 10/1/2032	487,904	463,597
Pool # BS6951, 3.90%, 10/1/2032	500,000	475,209
Pool # BS6619, 3.91%, 10/1/2032	587,351	556,715
Pool # BM6491, 1.46%, 11/1/2032 (b)	2,159,749	1,753,392
Pool # BS6731, 3.78%, 11/1/2032	131,134	123,336
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,864,216
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	1,963,278
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,009,375
Pool # BM6552, 1.56%, 1/1/2033 (b)	7,634,749	6,225,155
Pool # BZ0159, 4.98%, 1/1/2033	490,000	496,639
Pool # BZ1867, 4.74%, 3/1/2033	1,831,519	1,822,004
Pool # BS1636, 2.25%, 4/1/2033	750,000	639,990
Pool # BS1899, 2.17%, 5/1/2033	605,000	509,211
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,575,263
Pool # BZ4028, 5.17%, 5/1/2033 ‡ (c)	3,050,000	3,102,773
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,242,977
Pool # BS9616, 4.79%, 9/1/2033	300,000	299,374
Pool # BZ0419, 4.25%, 1/1/2034	605,000	583,962
Pool # BZ0430, 4.32%, 2/1/2034	325,000	314,744
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,046,551
Pool # BZ0401, 4.52%, 3/1/2034	400,000	393,293
Pool # BL2213, 3.34%, 5/1/2034	983,776	893,822
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,013,010
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,862,601

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL3772, 2.92%, 10/1/2034	107,501	94,710
Pool # BZ2256, 4.71%, 11/1/2034	1,987,100	1,979,511
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,501,755
Pool # BL7071, 1.91%, 6/1/2035	383,000	294,734
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	2,922,616
Pool # BZ4143, 5.12%, 6/1/2035 ‡ (c)	1,649,000	1,674,870
Pool # BZ4027, 5.33%, 11/1/2035 ‡ (c)	1,550,000	1,574,940
Pool # BZ3973, 5.01%, 12/1/2035 ‡ (c)	1,900,000	1,893,166
Pool # AN4430, 3.61%, 1/1/2037	390,131	370,844
Pool # BS5761, 3.87%, 6/1/2037	100,000	90,139
Pool # BZ3298, 5.46%, 12/1/2037	3,195,968	3,300,507
Pool # MA1177, 3.50%, 9/1/2042	45,883	42,237
Pool # CA4632, 4.00%, 11/1/2043	540,145	521,990
Pool # BF0454, 3.00%, 10/1/2053	557,377	479,196
Pool # BF0078, 4.00%, 4/1/2056	3,080,274	2,829,326
Pool # BF0189, 3.00%, 6/1/2057	624,914	528,965
Pool # BF0191, 4.00%, 6/1/2057	6,228,045	5,720,604
Pool # BF0262, 3.00%, 5/1/2058	3,624,174	3,067,709
Pool # BF0396, 2.50%, 8/1/2059	5,650,474	4,549,148
Pool # BF0440, 3.00%, 1/1/2060	399,592	339,520
Pool # BF0503, 3.00%, 9/1/2060	3,090,828	2,615,139
Pool # BF0546, 2.50%, 7/1/2061	978,552	752,596
Pool # BF0560, 2.50%, 9/1/2061	8,717,053	6,704,169
Pool # BF0561, 3.00%, 9/1/2061	2,879,864	2,390,166
Pool # BF0586, 5.00%, 12/1/2061	926,677	901,646
Pool # BF0646, 2.50%, 6/1/2062	916,863	738,455
Pool # BF0720, 4.00%, 3/1/2063	3,565,992	3,202,871
Pool # BF0770, 4.50%, 9/1/2063	4,603,754	4,342,778
Pool # BF0802, 2.50%, 4/1/2064	3,864,120	3,079,757
Pool # BF0804, 3.00%, 4/1/2064	3,836,014	3,226,542
Pool # BF0809, 4.00%, 4/1/2064	4,837,954	4,425,664
Pool # BF0812, 4.50%, 4/1/2064	2,730,226	2,575,436
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (c)	10,810,000	8,805,790
TBA, 5.00%, 7/25/2055 (c)	21,530,000	20,824,487
TBA, 5.50%, 7/25/2055 (c)	21,000,000	20,769,274
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,139,440	1,173,723
GNMA II Pool # CK7234 ARM, 5.67%, 2/20/2072 (b)	428,008	444,712
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	123,914	111,386
Pool # AK8802, 3.75%, 3/20/2046	288,083	262,523
Pool # 785445, 2.50%, 3/20/2051	5,290,492	4,370,242
Pool # 787457, 4.00%, 3/20/2052	1,425,639	1,333,212
Pool # MA8343, 2.50%, 10/20/2052	2,690,684	2,255,852
Pool # MA8485, 2.50%, 12/20/2052	3,939,622	3,302,060
Pool # CO8957, 5.00%, 12/20/2052	761,905	733,854
Pool # MA8644, 3.50%, 2/20/2053 (c)	525,016	470,098
Pool # MA8720, 2.50%, 3/20/2053	2,012,458	1,688,511
Pool # MA8795, 2.50%, 4/20/2053	3,282,564	2,754,169

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 786842, 4.00%, 4/20/2053	1,545,006	1,400,001
Pool # MA8873, 2.50%, 5/20/2053	6,036,187	5,059,615
Pool # MA8944, 3.50%, 6/20/2053 (c)	3,476,573	3,115,617
Pool # MA9011, 2.50%, 7/20/2053	5,973,712	5,008,753
Pool # MA9101, 3.00%, 8/20/2053	3,339,589	2,911,300
Pool # MA9165, 2.50%, 9/20/2053	6,688,568	5,606,135
Pool # MA9299, 2.50%, 10/20/2053	4,182,647	3,508,349
Pool # CX2674, 6.00%, 10/20/2053	224,806	229,869
Pool # MA9419, 3.50%, 1/20/2054 (c)	2,467,800	2,196,750
Pool # MA9483, 3.00%, 2/20/2054 (c)	4,382,145	3,838,382
Pool # MA9484, 3.50%, 2/20/2054 (c)	2,613,424	2,326,367
Pool # MA9719, 2.50%, 6/20/2054	6,418,303	5,384,485
Pool # DD2409, 6.50%, 6/20/2054	612,356	623,173
Pool # DD0108, 6.50%, 7/20/2054	1,388,198	1,449,077
Pool # DD0109, 7.00%, 7/20/2054	715,936	756,240
Pool # DD0094, 7.00%, 8/20/2054	1,028,658	1,086,567
Pool # DE2936, 6.00%, 12/20/2054	995,066	1,012,586
Pool # DF2932, 6.50%, 12/20/2054	1,991,707	2,079,056
Pool # DF2931, 7.00%, 12/20/2054	1,992,474	2,104,645
Pool # DE2954, 6.50%, 2/20/2055	512,725	535,243
Pool # DH0806, 7.00%, 2/20/2055	5,200,931	5,493,695
Pool # DH0808, 7.50%, 2/20/2055	3,016,268	3,206,771
Pool # DH0816, 6.50%, 3/20/2055	2,853,969	2,979,316
Pool # DJ6101, 7.00%, 4/20/2055	2,100,117	2,218,336
Pool # DH0822, 7.50%, 4/20/2055	1,487,332	1,581,271
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	679,709	656,205
Pool # 787496, 6.00%, 7/20/2064	534,991	537,847
Pool # 787826, 4.00%, 1/20/2065	1,823,281	1,646,714
Hornbeck Offshore Services LLC , 8.90%, 1/1/2044 ‡	3,000,000	3,000,000
Mason Ridge , 4.42%, 8/1/2032 ‡ (c)	2,500,000	2,460,857
Plymouth Heritage , 1.82%, 11/1/2025 ‡ (c)	1,000,000	1,002,309
Total Mortgage-Backed Securities (Cost $452,993,385)		451,323,532
Asset-Backed Securities — 18.6%
American Airlines Pass-Through Trust Series 2016-1, Class A, 4.10%, 1/15/2028	6,551,401	6,320,892
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	435,840
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	368,000	366,710
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (d)	500,000	498,296
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	924,624
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	99,977	96,040
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (d)	711,112	684,077
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	672,652
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	746,541
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (d)	2,000,000	1,904,571
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,336,675
Series 2019-SFR1, Class D, 3.25%, 1/19/2039 (d)	500,000	487,036
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	955,955

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	492,199
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	657,266
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (d)	1,530,000	1,417,269
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,025,592
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (d)	1,750,000	1,581,372
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (d)	1,750,000	1,559,676
Aqua Finance Issuer Trust Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	1,973,000	1,975,993
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (d)	3,967,475	3,836,525
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	49,593	48,262
Series 2021-A, Class C, 3.14%, 7/17/2046 (d)	6,500,000	5,975,408
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	252,857	244,884
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (d)	2,000,000	2,001,744
Series 2025-2A, Class C, 6.24%, 8/20/2031 (d)	3,500,000	3,543,669
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	985,000	997,979
7.12%, 7/16/2054 ‡	984,634	990,541
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,550,000	1,566,411
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	349,728	345,915
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (d)	5,000,000	4,989,369
Series 2022-SFR1, Class E2, 6.30%, 11/17/2037 (d)	4,000,000	3,982,921
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	501,880
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,579,900
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	358,940
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,143,095
Series 2025-1, Class D, 5.64%, 11/15/2030	3,350,000	3,384,279
Series 2025-2, Class D, 5.62%, 3/17/2031	4,080,000	4,116,952
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (d)	1,415,320	1,386,230
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	3,984,128	3,973,245
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	1,948,618	1,916,959
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	170,886	166,683
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,056,015
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	588,935	590,022
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	392,021
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	297,253
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (b) (d)	4,000,000	3,815,848
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	900,065	817,543
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	1,270,000	1,015,703
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (d)	1,277,992	1,297,147
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (b) (d)	1,554,000	1,570,293
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (b) (d)	1,000,000	1,010,578
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (b) (d)	324,000	327,455

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,383,857
Series 2025-1A, Class A, 6.13%, 11/15/2032 (d)	4,650,000	4,689,242
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	2,200,000	2,214,917
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	3,160,000	3,183,113
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	810,000	818,669
Corevest American Finance Trust Series 2020-2, Class E, 4.54%, 5/15/2052 (b) (d)	2,699,000	2,563,048
CoreVest American Finance Trust Series 2017-2, Class M, 5.37%, 12/25/2027 (b) (d)	7,250,000	7,101,765
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	407,920
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	602,056
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	5,038,000	5,072,314
Series 2025-1A, Class C, 5.71%, 7/16/2035 (d)	2,800,000	2,837,881
Crossroads Asset Trust Series 2022-A, Class D, 8.99%, 4/21/2031 ‡ (d)	3,000,000	3,030,247
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,899,981	1,904,161
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	207,713	212,712
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	1,993,762
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,901,535
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,019,568
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,011,681
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,104,277
Energy Assets, 8.11%, 8/25/2044 ‡	230,266	231,958
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	4,990,744
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,415,488
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	469,452
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	161,774
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	351,224
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	395,911
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	495,432
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	290,224
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	605,621
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	431,330
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	6,355,000	6,104,438
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (d)	4,000,000	3,835,617
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	953,250
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	293,706	285,009
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,467,272
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (d)	1,600,000	1,549,397
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (d)	3,363,095	3,150,196
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (b) (d)	2,500,000	2,348,066
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	3,022,400	2,841,702
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (d)	2,500,000	2,348,412

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	504,798
Foundation Finance Trust
Series 2020-1A, Class C, 5.75%, 7/16/2040 (d)	1,000,000	999,629
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	579,829	542,156
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	489,922	515,090
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	449,400	454,515
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	590,000	585,563
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (d)	3,000,000	2,869,756
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	905,000	867,333
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,192,355
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,093,601
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	466,124	469,882
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	932,609	919,956
Series 2025-1A, Class D, 5.61%, 11/15/2030 (d)	2,900,000	2,935,482
Series 2025-2A, Class D, 5.59%, 1/15/2031 (d)	3,300,000	3,322,916
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,004,996
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	511,302
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	305,208
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,025,218
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	303,415
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 ‡ (d)	1,565,765	1,422,697
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 ‡ (d)	1,929,761	2,040,252
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (b) (d)	1,016,147	927,983
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	3,002,669	2,713,941
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (d)	5,233,134	4,458,022
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (d)	1,253,876	1,178,125
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	447,435	444,527
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	447,439	453,166
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	1,872,385	1,674,758
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (d)	1,433,088	1,309,821
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (d)	1,595,028	1,413,423
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	586,569	486,811
Series 2021-1A, Class B, 3.01%, 10/15/2056 ‡ (d)	436,205	336,901
Goodleap, 6.63%, 7/15/2038 ‡ (d)	3,960,000	4,063,237
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (d)	1,669,994	1,677,926
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	233,037	237,950
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	361,849
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (d)	6,299,694	6,314,494
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	406,987	353,449
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (d)	796,579	748,559
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	455,399	372,030

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	256,878	254,082
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	301,537	305,157
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	4,378,445	4,404,714
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	215,870	205,232
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	2,622,587	2,587,532
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	433,109	434,896
Series 2025-A, Class B, 5.45%, 3/15/2044 (d)	3,858,227	3,854,867
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,119,726	2,968,414
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	2,399,790	2,283,211
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	334,018	327,930
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	476,511	430,137
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,522,685
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,613,160
Jonah Energy ABS II LLC Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (d)	1,828,346	1,828,346
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (d)	2,873,609	2,883,210
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (d)	2,894,013	2,901,248
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,422,863
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	372,904
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,774,734
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,417,803
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (d)	775,000	768,047
Series 2025-1A, Class D, 6.48%, 9/20/2034 ‡ (d)	1,910,000	1,924,715
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	294,903
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	189,704
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	213,745
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	729,349
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	185,762
Series 2025-AA, Class D, 6.54%, 5/20/2038 (d)	4,650,000	4,686,149
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	266,649	268,954
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	3,580,000	3,609,824
Series 2024-2A, Class B, 7.43%, 7/20/2029 (d)	2,000,000	2,018,332
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	215,355	219,322
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	84,664	80,161
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	3,454,394	3,461,208
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	436,918
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (d)	3,000,000	2,879,030
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	662,474	642,476
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	235,527	226,686

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	1,393,814	1,379,921
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	56,349	55,882
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	686,208
OneMain Financial Issuance Trust Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,414,728
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	930,268
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,302,420
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	206,000	206,410
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	408,240	397,527
Series 2021-B, Class B, 1.96%, 5/8/2031 (d)	2,507,475	2,443,331
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	760,447	748,746
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	2,440,394	2,379,469
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	974,787	951,210
Series 2021-C, Class C, 3.61%, 10/8/2031 (d)	1,245,735	1,221,138
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,002,312
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,098,797
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	2,710,000	2,704,387
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	528,600
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	986,724
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,021,754
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (d)	4,000,000	3,978,210
Series 2025-1A, Class B, 6.12%, 12/16/2030 (d)	2,997,000	2,977,724
Progress Residential Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	96,973	94,925
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	683,623
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,431	96,595
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,399,020
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	416,372	385,180
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	433,753
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	1,503,949	1,418,522
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	1,548,000	1,445,293
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	196,953	194,642
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	226,758
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (d) (e)	4,035,000	3,683,491
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (d)	2,500,000	2,264,855
Reach ABS Trust Series 2025-1A, Class C, 5.99%, 8/16/2032 (d)	1,220,000	1,212,197
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (d)	2,800,000	2,756,779
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	293,202
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	3,666,000	3,569,299
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,288,599
Series 2025-1, Class D, 6.58%, 4/17/2034 (d)	2,250,000	2,265,799
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (d)	170,419	158,234
Series 2018-1, Class A, 3.95%, 9/20/2053 ‡ (d)	682,414	638,561

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	352,219	319,930
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	2,428,940	2,379,995
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	4,429,149	4,428,387
Series 2024-2A, Class M, 6.83%, 11/20/2060 ‡ (d)	1,298,626	1,183,318
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (d)	1,496,704	1,440,837
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	606,708
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	817,455
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (e)	3,466,328	3,442,387
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	546,624
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	403,271
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	403,662
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,593,138
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,391,291
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	303,079
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	297,766
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	1,710,000	1,722,647
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,866,359
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (d)	1,700,000	1,721,129
Series 2025-1A, Class D, 5.88%, 11/20/2035 (d)	1,557,000	1,586,536
Series 2025-1A, Class E, 6.75%, 11/20/2035 (d)	1,290,000	1,317,502
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	46,253	45,272
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	13,604	13,234
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	219,764	223,939
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	197,709	198,267
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	479,785	480,682
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	1,152,420	1,142,136
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	567,521	585,643
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	3,500,000	3,653,187
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,220,000	1,221,590
Series 2025-1A, Class B, 5.48%, 9/15/2045 ‡ (d)	1,980,000	1,985,189
Series 2025-1A, Class C, 6.12%, 9/15/2045 ‡ (d)	2,700,000	2,706,951
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	470,115
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	269,381
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,011,412
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	295,720
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	957,593	951,188
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (d)	2,200,000	2,189,383
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (d)	2,400,000	2,406,426
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (d) (e)	39,750	39,664
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (d) (e)	246,069	245,356
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (d) (e)	10,035	10,024
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (e)	23,728	23,707

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (e)	67,452	67,411
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	501,559	506,502
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	363,082
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,247,586
Total Asset-Backed Securities (Cost $386,140,748)		389,247,850
Corporate Bonds — 14.2%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	99,954
Boeing Co. (The)
3.38%, 6/15/2046	2,160,000	1,421,107
3.63%, 3/1/2048	1,450,000	964,615
3.83%, 3/1/2059	1,000,000	652,261
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110,000	112,217
5.40%, 7/31/2033	100,000	101,341
4.85%, 4/27/2035	115,000	110,436
Leidos, Inc. 2.30%, 2/15/2031	1,250,000	1,079,732
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	105,252
RTX Corp. 3.03%, 3/15/2052	170,000	105,660
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,194,484
		5,947,059
Automobiles — 0.1%
Hyundai Capital America
4.55%, 9/26/2029 (d)	250,000	245,092
4.75%, 9/26/2031 (d)	2,000,000	1,944,052
		2,189,144
Banks — 5.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	184,483
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (f)	700,000	701,515
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (d) (f)	4,000,000	4,060,305
Banco Santander SA (Spain)
5.57%, 1/17/2030	600,000	616,737
5.44%, 7/15/2031	200,000	205,406
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	464,156
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	433,497
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	9,230,000	9,326,534
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	2,150,000	2,166,993
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	2,545,000	1,774,566
(SOFR + 1.88%), 2.83%, 10/24/2051 (f)	225,000	135,887
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	454,423
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (f)	165,000	164,873
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (d)	200,000	206,247
5.54%, 1/22/2030 (d)	835,000	860,431

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	200,000	208,801
(SOFR + 1.91%), 5.34%, 9/10/2035 (f)	1,000,000	972,452
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	1,005,000	1,007,205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042 (f)	200,000	143,586
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216,000	214,857
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	404,977
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (f)	2,810,000	2,837,100
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (f)	4,383,000	4,489,469
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	255,604
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (f)	655,000	673,341
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (f)	2,155,000	2,173,255
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	1,000,000	1,083,211
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	3,250,000	3,291,000
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (f)	2,855,000	2,963,689
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (f)	2,045,000	2,075,349
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (f)	1,355,000	1,386,253
(SOFR + 2.26%), 6.04%, 6/15/2035 (d) (f)	6,510,000	6,709,070
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	147,615
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,013,370
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	3,275,000	3,281,576
(SOFR + 1.75%), 5.61%, 3/4/2056 (f)	1,000,000	952,729
Credit Agricole SA (France)
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	261,392
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (f)	1,175,000	1,185,314
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (f)	1,605,000	1,630,554
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	412,177
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (f)	221,000	218,589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (f)	800,000	802,815
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	184,326
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	1,480,000	1,494,701
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	980,000	982,491
(SOFR + 1.52%), 5.73%, 5/17/2032 (f)	200,000	205,132
(SOFR + 2.65%), 6.33%, 3/9/2044 (f)	200,000	209,886
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	280,000	283,032
ING Groep NV (Netherlands) (SOFR + 1.61%), 5.53%, 3/25/2036 (f)	1,000,000	997,573
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (f)	280,000	280,962
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	810,000	808,276
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200,000	206,324

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (f)	200,000	202,762
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (f)	2,000,000	2,021,058
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	205,658
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	206,191
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	230,000	226,170
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	592,000	593,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (f)	3,085,000	3,096,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	489,267
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (f)	1,105,000	1,106,104
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	340,000	335,759
(SOFR + 1.39%), 5.58%, 1/29/2036 (f)	2,000,000	2,013,309
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	505,000	502,857
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	5,550,000	5,681,570
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	673,359
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	2,050,000	2,096,620
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205,000	210,151
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	437,554
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (f)	625,000	629,608
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	433,858
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (f)	2,455,000	2,525,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (f)	200,000	210,692
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	6,214,000	6,308,311
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (f)	200,000	202,778
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (d) (f)	1,000,000	1,066,940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (f)	965,000	964,209
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	400,000	411,021
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	700,000	709,856
Truist Financial Corp. (SOFR + 1.92%), 5.71%, 1/24/2035 (f)	1,615,000	1,641,027
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (f)	1,000,000	1,008,191
(SOFR + 1.86%), 5.68%, 1/23/2035 (f)	100,000	101,873
(SOFR + 1.41%), 5.42%, 2/12/2036 (f)	1,685,000	1,681,011
Wells Fargo & Co.
(SOFR + 1.37%), 4.97%, 4/23/2029 (f)	850,000	856,326
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	330,558
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	4,060,000	3,981,657
(SOFR + 1.74%), 5.60%, 4/23/2036 (f)	4,000,000	4,046,726
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	185,000	152,350
		115,564,960
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	154,835

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.3%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	143,207
4.05%, 11/21/2039	300,000	256,154
4.85%, 6/15/2044	1,000,000	897,782
4.25%, 11/21/2049	255,000	204,299
Amgen, Inc.
5.65%, 3/2/2053	1,664,000	1,584,000
5.75%, 3/2/2063	225,000	212,716
Biogen, Inc. 5.75%, 5/15/2035	770,000	775,184
Gilead Sciences, Inc.
2.60%, 10/1/2040	315,000	220,431
5.60%, 11/15/2064	1,000,000	950,819
		5,244,592
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	101,891
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	100,000	105,144
Capital Markets — 1.0%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	119,673
Deutsche Bank AG (Germany)
(SOFR + 1.59%), 5.71%, 2/8/2028 (f)	275,000	278,406
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	2,000,000	2,022,626
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	325,000	339,172
5.41%, 5/10/2029	205,000	211,009
(SOFR + 1.70%), 5.00%, 9/11/2030 (f)	225,000	224,010
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	1,510,000	1,512,088
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	392,901
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	2,235,000	2,181,077
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	215,000	222,206
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	170,000	171,452
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	215,130
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	360,196
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,060,932
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	1,935,524
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	2,000,000	2,014,183
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	219,528
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	253,489
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	135,000	136,341
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	249,819
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	564,356
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	185,000	183,794
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	2,000,000	2,019,423
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	882,307
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (f)	200,000	205,982

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	400,000	422,976
(SOFR + 1.76%), 5.58%, 5/9/2036 (d) (f)	2,000,000	2,001,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (d) (f)	200,000	141,713
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (f)	1,000,000	940,439
		21,482,117
Chemicals — 0.3%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	97,043
Dow Chemical Co. (The) 5.95%, 3/15/2055	800,000	742,114
DuPont de Nemours, Inc.
5.32%, 11/15/2038	909,000	925,748
5.42%, 11/15/2048	1,500,000	1,480,566
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,513,939
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	489,000	488,785
		5,248,195
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (d)	900,000	913,018
5.04%, 3/25/2030 (d)	800,000	796,302
		1,709,320
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	200,000	188,793
3.30%, 1/30/2032	530,000	470,618
3.85%, 10/29/2041	1,520,000	1,183,138
Aircastle Ltd. 5.25%, 3/15/2030 (d)	755,000	751,562
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	1,935,000	1,947,769
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	300,000	282,765
4.95%, 1/15/2028 (d)	1,500,000	1,493,498
5.75%, 11/15/2029 (d)	2,550,000	2,586,261
5.15%, 1/15/2030 (d)	655,000	651,876
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	1,160,000	1,163,402
5.15%, 3/17/2030 (d)	745,000	733,824
6.50%, 3/26/2031 (d)	500,000	519,659
		11,973,165
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130,000	126,616
5.00%, 4/15/2042	95,000	84,838
5.50%, 9/15/2054	90,000	83,221
		294,675
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (d)	1,645,000	1,655,748

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	751,759
Sonoco Products Co. 5.00%, 9/1/2034	250,000	237,577
		2,645,084
Diversified REITs — 0.0% ^
WP Carey, Inc. 2.25%, 4/1/2033	100,000	80,248
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.50%, 6/1/2041	145,000	110,943
3.55%, 9/15/2055	3,275,000	2,165,044
3.80%, 12/1/2057	1,005,000	688,061
Verizon Communications, Inc.
3.55%, 3/22/2051	155,000	108,345
2.99%, 10/30/2056	1,440,000	843,205
		3,915,598
Electric Utilities — 1.3%
Baltimore Gas and Electric Co. 5.65%, 6/1/2054	110,000	105,928
DTE Electric Co. Series B, 3.25%, 4/1/2051	200,000	133,499
Duke Energy Corp.
3.75%, 9/1/2046	270,000	194,139
5.80%, 6/15/2054	300,000	283,941
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	85,275
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200,000	205,354
Emera US Finance LP (Canada) 4.75%, 6/15/2046	1,585,000	1,279,109
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (d)	235,000	237,913
5.50%, 6/26/2034 (d)	350,000	350,462
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	426,420
Entergy Mississippi LLC 5.85%, 6/1/2054	115,000	112,095
Entergy Texas, Inc.
5.80%, 9/1/2053	125,000	120,540
5.55%, 9/15/2054	564,000	522,183
Exelon Corp. 5.88%, 3/15/2055	1,000,000	965,725
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	215,000	202,435
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	481,782
Interstate Power and Light Co. 5.45%, 9/30/2054	355,000	328,751
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	100,000	91,903
5.40%, 6/1/2033 (d)	200,000	198,716
5.30%, 7/1/2043	1,110,000	995,312
Jersey Central Power & Light Co. 5.10%, 1/15/2035	155,000	151,686
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	102,367
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	120,000	107,278
5.55%, 3/15/2054	200,000	185,081
5.90%, 3/15/2055	1,415,000	1,368,368
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	427,522

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	608,218
5.80%, 4/1/2055 (d)	1,000,000	970,985
Pacific Gas and Electric Co.
6.40%, 6/15/2033	125,000	128,614
5.80%, 5/15/2034	285,000	281,674
5.70%, 3/1/2035	1,695,000	1,666,567
4.50%, 7/1/2040	955,000	782,373
4.45%, 4/15/2042	230,000	178,958
4.30%, 3/15/2045	745,000	554,694
3.50%, 8/1/2050	255,000	161,461
6.75%, 1/15/2053	1,500,000	1,493,680
5.90%, 10/1/2054	95,000	85,083
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	285,833
Series A-3, 5.53%, 6/1/2049	345,000	333,425
PPL Capital Funding, Inc. 5.25%, 9/1/2034	120,000	118,797
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	97,638
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	99,639
5.20%, 1/15/2035	115,000	112,388
Series K, 3.15%, 8/15/2051	135,000	82,863
Public Service Electric and Gas Co. 3.00%, 3/1/2051	205,000	129,743
Sierra Pacific Power Co. 5.90%, 3/15/2054	145,000	140,805
Southern California Edison Co.
5.45%, 6/1/2031	180,000	181,286
6.00%, 1/15/2034	100,000	101,385
5.70%, 3/1/2053	110,000	96,065
5.75%, 4/15/2054	4,550,000	3,996,926
5.90%, 3/1/2055	695,000	624,065
Union Electric Co.
4.00%, 4/1/2048	120,000	91,008
5.13%, 3/15/2055	235,000	209,509
Virginia Electric and Power Co.
5.55%, 8/15/2054	130,000	121,492
5.65%, 3/15/2055	1,500,000	1,428,096
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	421,000	426,964
5.70%, 12/30/2034 (d)	2,145,000	2,136,820
		27,390,838
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	280,000	284,202
Financial Services — 0.2%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	1,100,000	1,100,000
Fiserv, Inc.
5.15%, 8/12/2034	400,000	392,246
4.40%, 7/1/2049	90,000	70,646

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Global Payments, Inc.
5.30%, 8/15/2029	100,000	100,868
4.15%, 8/15/2049	120,000	85,907
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (d) (f)	435,000	422,874
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (f)	220,000	217,280
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	400,000	407,170
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	840,000	840,000
		3,636,991
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	100,000	89,571
4.65%, 9/17/2034	751,000	722,224
JBS USA Holding Lux SARL
3.75%, 12/1/2031	135,000	123,861
6.75%, 3/15/2034	93,000	99,919
4.38%, 2/2/2052	240,000	180,635
JBS USA LUX SARL
5.95%, 4/20/2035 (d)	235,000	239,234
6.38%, 2/25/2055 (d)	585,000	581,548
Mars, Inc. 5.65%, 5/1/2045 (d)	1,310,000	1,285,152
		3,322,144
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	555,181
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	100,000	71,634
2.88%, 6/15/2052	570,000	349,898
5.50%, 3/15/2055	140,000	135,480
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	611,953
Uber Technologies, Inc.
4.80%, 9/15/2034	145,000	139,921
5.35%, 9/15/2054	240,000	217,965
		1,526,851
Health Care Equipment & Supplies — 0.2%
Solventum Corp. 5.60%, 3/23/2034	2,503,000	2,524,590
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,084,370
		4,608,960
Health Care Providers & Services — 0.6%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	816,393
Cencora, Inc. 5.15%, 2/15/2035	775,000	768,382
Cigna Group (The) 3.40%, 3/15/2051	170,000	110,361
CVS Health Corp. 5.13%, 2/21/2030	114,000	114,650
HCA, Inc.
5.50%, 3/1/2032	290,000	293,506
5.60%, 4/1/2034	200,000	201,113

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.45%, 9/15/2034	120,000	118,803
5.75%, 3/1/2035	3,195,000	3,220,199
4.63%, 3/15/2052	1,435,000	1,122,214
5.95%, 9/15/2054	400,000	377,259
6.20%, 3/1/2055	2,000,000	1,952,796
6.10%, 4/1/2064	825,000	779,324
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	600,000	600,000
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	392,071
3.25%, 5/15/2051	185,000	118,157
5.63%, 7/15/2054	670,000	626,209
		11,611,437
Health Care REITs — 0.1%
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,123,324
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	961,577
Welltower OP LLC 6.50%, 3/15/2041	100,000	107,112
		2,192,013
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	940,000	931,757
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	442,478
5.60%, 6/15/2042	850,000	815,051
6.50%, 10/1/2053	150,000	157,024
Southern Power Co. 5.15%, 9/15/2041	310,000	283,142
		2,629,452
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	260,000	254,943
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	146,016
Prologis LP
2.25%, 4/15/2030	100,000	89,797
5.25%, 3/15/2054	222,000	203,596
		694,352
Insurance — 0.1%
Aon North America, Inc. 5.75%, 3/1/2054	130,000	124,121
Corebridge Global Funding 5.20%, 6/24/2029 (d)	275,000	279,368
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	320,000	327,087
F&G Global Funding 5.88%, 6/10/2027 (d)	200,000	203,904
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	150,000	153,660
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	86,175
Pine Street Trust III 6.22%, 5/15/2054 (d)	200,000	192,846
		1,367,161

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	125,000	122,265
5.40%, 8/15/2054	1,500,000	1,423,957
		1,546,222
IT Services — 0.2%
Accenture Capital, Inc.
4.25%, 10/4/2031	295,000	289,660
4.50%, 10/4/2034	200,000	192,153
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	3,500,000	3,500,000
		3,981,813
Media — 0.3%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	922,407
3.50%, 3/1/2042	700,000	484,119
4.80%, 3/1/2050	335,000	259,042
3.70%, 4/1/2051	950,000	611,529
3.90%, 6/1/2052	1,835,000	1,211,223
Comcast Corp.
5.30%, 6/1/2034	500,000	504,677
4.20%, 8/15/2034	250,000	232,385
3.25%, 11/1/2039	1,210,000	925,610
4.00%, 11/1/2049	675,000	500,797
2.94%, 11/1/2056	1,830,000	1,046,393
		6,698,182
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	805,000	813,971
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	100,000	100,577
Newmont Corp.
3.25%, 5/13/2030	100,000	94,555
5.75%, 11/15/2041	100,000	99,227
Steel Dynamics, Inc. 5.38%, 8/15/2034	200,000	199,850
		1,308,180
Multi-Utilities — 0.1%
Ameren Illinois Co. 5.55%, 7/1/2054	200,000	190,259
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	93,811
Puget Sound Energy, Inc. 5.69%, 6/15/2054	350,000	334,211
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	1,000,000	992,828
4.40%, 6/1/2043	140,000	114,576
Series 21A, 3.15%, 9/30/2051	385,000	237,423
		1,963,108
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	165,000	154,753
5.80%, 10/1/2054 (d)	150,000	131,282

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (d)	150,000	148,920
5.75%, 9/16/2044 (d)	1,487,000	1,410,741
BG Energy Capital plc 5.13%, 10/15/2041 (d)	1,500,000	1,403,240
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	568,816
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (d)	101,000	99,046
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (d)	100,000	103,899
5.70%, 10/1/2054 (d)	2,230,000	1,995,214
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	626,950
Coterra Energy, Inc. 5.40%, 2/15/2035	1,300,000	1,260,607
Devon Energy Corp. 5.75%, 9/15/2054	305,000	265,131
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	553,094
6.20%, 1/15/2055	695,000	694,561
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	890,000	898,568
Energy Transfer LP
5.60%, 9/1/2034	400,000	398,077
5.70%, 4/1/2035	2,000,000	1,994,624
6.50%, 2/1/2042	260,000	260,978
5.15%, 3/15/2045	1,510,000	1,283,626
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	438,544
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	68,919
3.45%, 4/15/2051	95,000	65,509
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,453,977
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	381,873
MPLX LP
5.50%, 6/1/2034	280,000	276,014
5.40%, 4/1/2035	1,440,000	1,402,895
5.95%, 4/1/2055	365,000	337,100
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	98,994
3.25%, 7/15/2031 (d)	100,000	87,434
ONEOK, Inc.
4.75%, 10/15/2031	185,000	180,584
5.45%, 6/1/2047	1,480,000	1,269,859
4.95%, 7/13/2047	500,000	406,323
Ovintiv, Inc.
6.25%, 7/15/2033	200,000	200,269
6.50%, 2/1/2038	235,000	228,968
Plains All American Pipeline LP
5.95%, 6/15/2035	665,000	663,930
4.90%, 2/15/2045	450,000	372,036
Targa Resources Corp. 5.50%, 2/15/2035	415,000	406,007
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	80,139
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	908,259
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	300,000	304,730

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
5.80%, 11/15/2054	300,000	283,947
6.00%, 3/15/2055	245,000	237,940
		24,406,377
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	1,150,000	649,345
3.70%, 3/15/2052	126,000	89,119
5.65%, 2/22/2064	180,000	170,193
Eli Lilly & Co. 5.00%, 2/9/2054	130,000	117,967
Merck & Co., Inc. 2.90%, 12/10/2061	180,000	101,698
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	200,000	145,842
3.18%, 7/9/2050	200,000	126,765
		1,400,929
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	692,451
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	100,000	83,836
5.50%, 4/1/2034	525,000	527,471
5.38%, 4/1/2035	1,700,000	1,692,922
UDR, Inc. 3.10%, 11/1/2034	100,000	82,487
		2,386,716
Retail REITs — 0.0% ^
NNN REIT, Inc. 5.60%, 10/15/2033	100,000	101,398
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
5.05%, 7/12/2029	350,000	356,268
4.55%, 2/15/2032	539,000	527,767
3.50%, 2/15/2041 (d)	750,000	581,344
Intel Corp.
3.73%, 12/8/2047	260,000	176,696
3.25%, 11/15/2049	185,000	112,799
3.05%, 8/12/2051	185,000	106,368
5.70%, 2/10/2053	915,000	821,100
KLA Corp. 3.30%, 3/1/2050	95,000	64,171
NXP BV (Netherlands) 3.25%, 5/11/2041	180,000	127,129
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	83,881
		2,957,523
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	854,693
Oracle Corp.
3.65%, 3/25/2041	215,000	165,037

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
3.60%, 4/1/2050	240,000	163,073
Synopsys, Inc. 5.70%, 4/1/2055	785,000	749,418
		1,932,221
Specialized REITs — 0.0% ^
American Tower Corp. 3.70%, 10/15/2049	900,000	634,715
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	833,324
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	260,000	200,632
Dell International LLC 5.30%, 4/1/2032	1,990,000	1,998,937
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	990,000	963,957
		3,163,526
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	94,034
4.39%, 8/15/2037	130,000	114,362
3.98%, 9/25/2050	465,000	324,701
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	468,353
		1,001,450
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC
5.38%, 7/15/2029 (d)	290,000	293,080
5.13%, 4/10/2030 (d)	545,000	541,701
		834,781
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200,000	187,643
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	192,853
3.00%, 2/15/2041	595,000	425,620
3.40%, 10/15/2052	1,385,000	904,455
5.50%, 1/15/2055	964,000	891,114
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	115,000	96,268
4.25%, 9/17/2050	1,065,000	805,698
5.75%, 6/28/2054	400,000	374,423
		3,690,431
Total Corporate Bonds (Cost $299,175,149)		296,196,599
Collateralized Mortgage Obligations — 9.0%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (e)	3,715,000	3,716,626
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (d)	1,619,028	1,585,872
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (b) (d)	2,450,000	2,353,240

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (d) (e)	4,600,000	4,612,880
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (d) (e)	1,720,000	1,732,057
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (b) (d)	1,000,000	941,711
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (d)	2,470,000	2,381,902
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (b) (d)	300,000	286,310
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (b) (d)	1,162,123	935,084
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	653,069	549,503
Series 2018-1, Class M60C, 3.50%, 5/25/2057	253,215	231,242
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	2,837,097	2,539,316
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,114,409	1,015,307
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,903	3,473
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,108,663	3,785,329
Series 2019-1, Class MA, 3.50%, 7/25/2058	770,019	736,891
Series 2019-1, Class MT, 3.50%, 7/25/2058	477,816	422,909
Series 2019-2, Class HT, 3.00%, 8/25/2058	548,598	470,317
Series 2019-3, Class MT, 3.50%, 10/25/2058	696,208	617,510
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,371,219	5,008,302
Series 2019-4, Class HT, 3.00%, 2/25/2059	618,144	522,272
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,881,583	5,425,388
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,453,706	2,095,531
Series 2020-3, Class MTU, 2.50%, 5/25/2060	5,434,389	4,406,098
Series 2021-1, Class MTU, 2.50%, 9/25/2060	636,341	514,045
Series 2021-2, Class MTU, 2.50%, 11/25/2060	692,899	554,597
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,158,965	2,691,390
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,767,213	2,470,064
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,326,635	1,228,094
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	262,803	253,368
Series 5073, Class GA, 1.50%, 8/25/2044	998,430	836,620
Series 5027, Class JA, 2.00%, 10/25/2044	139,927	128,474
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	894,753
Series 4585, Class DA, 3.00%, 6/15/2045	228,709	215,002
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	423,366
Series 4710, Class JE, 2.75%, 6/15/2047	548,243	488,920
Series 5202, Class BH, 2.00%, 12/25/2047	691,123	633,318
Series 5149, Class HB, 1.25%, 8/25/2048	583,471	466,355
Series 4994, Class LI, IO, 4.00%, 12/25/2048	148,918	28,848
Series 4913, Class UA, 3.00%, 3/15/2049	816,044	720,768
Series 4863, Class H, 7.00%, 3/15/2049	485,911	515,888
Series 4896, Class CG, 3.50%, 4/15/2049	304,556	286,449
Series 5141, Class PA, 1.00%, 4/25/2050	297,441	245,633
Series 5000, Class EA, 1.00%, 7/25/2050	754,497	565,331
Series 5023, Class TE, 1.00%, 10/25/2050	2,825,073	2,030,563
Series 5088, Class MP, 1.00%, 12/25/2050	479,777	369,739
Series 5063, Class LC, 0.75%, 1/25/2051	498,650	380,282
Series 5132, Class EB, 1.25%, 8/25/2051	943,197	701,570
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,514,452

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5438, PO, 9/25/2053	4,111,221	3,309,453
Series 4862, Class NO, PO, 8/15/2057	1,856,262	1,152,146
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	230,204	198,908
Series 326, Class 350, 3.50%, 3/15/2044	476,270	437,400
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	775,473	804,211
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	243,645	232,796
Series 2012-28, Class PT, 4.00%, 3/25/2042	759,931	724,037
Series 2013-9, Class CB, 5.50%, 4/25/2042	696,022	711,949
Series 2012-124, Class PA, 2.50%, 7/25/2042	97,437	90,066
Series 2012-130, Class DC, 3.00%, 12/25/2042	295,892	267,618
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,044,711
Series 2017-87, Class EA, 3.00%, 4/25/2044	247,102	223,359
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,481,113	1,385,133
Series 2019-60, Class DA, 2.50%, 3/25/2049	178,631	158,225
Series 2019-12, Class BA, 3.00%, 4/25/2049	272,913	239,031
Series 2021-91, Class GB, 1.75%, 7/25/2049	6,565,298	5,446,163
Series 2020-50, Class A, 2.00%, 7/25/2050	419,234	348,282
Series 2020-54, Class UB, 5.00%, 7/25/2050	130,277	128,708
Series 2020-70, Class AD, 1.50%, 10/25/2050	302,231	226,349
Series 2021-95, Class GA, 1.88%, 3/25/2051	4,454,636	3,695,058
Series 2021-27, Class EC, 1.50%, 5/25/2051	142,193	113,489
Series 2023-40, PO, 9/25/2053	4,013,092	3,247,779
Series 2025-18, Class MA, 0.50%, 9/25/2054	8,823,842	7,161,874
Series 2025-31, Class MA, 0.50%, 9/25/2054	4,905,061	4,032,779
Series 2025-29, Class LA, 2.00%, 5/25/2055	3,858,899	3,338,988
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,488,732	3,995,298
GNMA
Series 2012-13, Class FQ, 4.76%, 1/20/2038 (b)	310,336	309,896
Series 2019-83, Class YA, 4.77%, 6/20/2040 (b)	166,902	167,855
Series 2013-91, Class WA, 4.42%, 4/20/2043 (b)	225,946	215,929
Series 2021-50, Class LD, 1.50%, 1/20/2048	897,308	770,096
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,314,919	1,134,421
Series 2021-66, Class QA, 1.00%, 3/20/2050	463,869	350,974
Series 2020-65, Class KC, 1.00%, 5/20/2050	442,105	340,279
Series 2025-6, Class A, 3.50%, 11/20/2050	4,835,115	4,504,760
Series 2021-16, Class JB, 1.50%, 1/20/2051	680,483	560,905
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,495,213	3,548,530
Series 2024-197, Class BN, 3.00%, 5/20/2051	9,503,023	8,745,077
Series 2021-97, Class FA, 3.00%, 6/20/2051 (b)	334,606	286,663
Series 2022-9, Class P, 2.00%, 9/20/2051	837,753	733,982
Series 2021-188, Class PA, 2.00%, 10/20/2051	3,783,986	3,080,175
Series 2023-19, Class WB, 5.65%, 11/20/2051 (b)	616,740	633,359
Series 2022-34, Class PN, 3.00%, 2/20/2052	894,650	825,510
Series 2022-179, Class WE, IF, 4.68%, 10/20/2052 (b)	2,504,637	2,413,344
Series 2023-53, Class SL, IF, 3.84%, 4/20/2053 (b)	3,197,772	2,885,320
Series 2023-115, Class TS, IF, 5.97%, 6/20/2053 (b)	2,669,208	2,675,563
Series 2023-101, Class S, IF, 3.24%, 7/20/2053 (b)	1,762,954	1,574,597

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-146, Class GO, PO, 10/20/2053	4,587,045	3,653,507
Series 2024-164, Class LO, PO, 6/20/2054	3,446,174	2,741,198
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,982,866	4,614,533
Series 2017-H08, Class EI, IO, 2.49%, 2/20/2067 (b)	15,048,162	535,575
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	813,964	787,443
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (e)	1,100,000	1,093,506
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (d) (e)	1,900,000	1,900,630
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (e)	2,500,000	2,503,769
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (b) (d)	767,294	729,179
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	4,480,000	4,506,698
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (e)	1,700,000	1,686,960
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (e)	550,000	545,829
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (d)	1,619,876	1,534,139
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (d) (e)	503,795	503,228
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	149,813	146,491
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	151,190	147,731
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	349,440	340,346
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (b) (d)	772,000	776,243
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,255,986	2,787,086
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	6,659,998	6,024,357
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (d)	4,987,449	4,283,041
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,627,104	1,569,580
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,310,088	1,229,308
Total Collateralized Mortgage Obligations (Cost $188,112,577)		188,644,381
Commercial Mortgage-Backed Securities — 6.3%
BAHA Trust Series 2024-MAR, Class A, 5.97%, 12/10/2041 (b) (d)	2,800,000	2,866,310
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.47%, 1/27/2050 (b) (d)	851,000	789,595
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (d)	5,000,000	4,086,800
Series 2025-FRR5, Class B736, 2.18%, 9/27/2052 (b) (d)	6,000,000	5,718,319
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	698,787
BBCMS Mortgage Trust Series 2016-ETC, Class D, 3.61%, 8/14/2036 (b) (d)	210,000	191,237
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (d)	5,250,000	4,388,253
Series 2019-FRR1, Class 5A1, 3.44%, 5/25/2052 ‡ (b) (d)	4,000,000	3,699,644
BXP Trust Series 2017-GM, Class E, 3.42%, 6/13/2039 (b) (d)	4,080,000	3,810,768
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (d)	6,408,073	5,863,387
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,860,000
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	1,350,000	1,183,490
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	625,530
FHLMC Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (b) (d)	1,599,258	1,583,288
FHLMC, Multi-Family Structured Credit Risk Series 2024-MN9, Class M1, 6.77%, 10/25/2044 (b) (d)	928,629	930,109

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (b)	4,961,016	250,392
Series KJ40, Class A2, 3.69%, 11/25/2030 (b)	335,000	325,530
Series K135, Class AM, 1.91%, 10/25/2031 (b)	1,050,000	898,306
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	501,607
FNMA ACES
Series 2020-M52, Class A1, 0.88%, 10/25/2030	249,348	240,641
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (b)	209,109	205,193
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (b)	27,000	22,282
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (b)	487,482	489,781
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (b)	774,654	780,859
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,793,132	5,087,581
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.04%, 7/25/2027 (b) (d)	1,160,000	1,138,125
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (d)	570,000	531,993
Series 2019-KBF3, Class B, 6.97%, 1/25/2029 (b) (d)	172,114	170,907
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (b) (d)	2,952,000	2,809,500
Series 2019-KS12, Class B, 7.27%, 8/25/2029 (b)	2,977,492	2,977,967
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (d)	2,000,000	1,671,330
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (d)	975,100	891,377
Series 2018-K154, Class B, 4.02%, 11/25/2032 (b) (d)	610,000	524,970
Series 2018-K155, Class B, 4.17%, 4/25/2033 (b) (d)	580,000	500,416
Series 2015-K49, Class B, 3.74%, 10/25/2048 (b) (d)	500,000	497,717
Series 2016-K53, Class C, 4.04%, 3/25/2049 (b) (d)	4,000,000	3,954,833
Series 2016-K55, Class C, 4.17%, 4/25/2049 (b) (d)	1,000,000	987,916
Series 2016-K58, Class C, 3.74%, 9/25/2049 (b) (d)	1,250,000	1,225,041
Series 2017-K68, Class B, 3.84%, 10/25/2049 (b) (d)	3,000,000	2,933,144
Series 2017-K64, Class B, 4.00%, 5/25/2050 (b) (d)	4,455,000	4,384,718
Series 2018-K80, Class B, 4.23%, 8/25/2050 (b) (d)	2,076,000	2,017,588
Series 2017-K71, Class B, 3.75%, 11/25/2050 (b) (d)	100,000	97,208
Series 2017-K71, Class C, 3.75%, 11/25/2050 (b) (d)	3,606,000	3,489,076
Series 2019-K87, Class B, 4.32%, 1/25/2051 (b) (d)	3,050,000	2,983,907
Series 2019-K91, Class C, 4.26%, 4/25/2051 (b) (d)	1,795,000	1,720,242
Series 2018-K77, Class C, 4.16%, 5/25/2051 (b) (d)	1,000,000	975,206
Series 2018-K79, Class C, 4.21%, 7/25/2051 (b) (d)	145,000	140,560
Series 2019-K103, Class B, 3.46%, 12/25/2051 (b) (d)	1,819,000	1,688,692
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (d)	375,000	350,355
Series 2019-K102, Class C, 3.53%, 12/25/2051 (b) (d)	2,075,000	1,917,972
Series 2019-K90, Class C, 4.32%, 2/25/2052 (b) (d)	500,000	482,065
Series 2019-K88, Class B, 4.38%, 2/25/2052 (b) (d)	2,000,000	1,968,050
Series 2019-K88, Class C, 4.38%, 2/25/2052 (b) (d)	1,000,000	969,035
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (d)	2,000,000	1,929,447
Series 2019-K94, Class C, 3.96%, 7/25/2052 (b) (d)	1,250,000	1,166,138
Series 2019-K98, Class B, 3.74%, 10/25/2052 (b) (d)	1,040,000	980,394
Series 2019-K98, Class C, 3.74%, 10/25/2052 (b) (d)	2,000,000	1,861,085
Series 2019-K100, Class C, 3.49%, 11/25/2052 (b) (d)	2,000,000	1,839,364
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (d)	1,452,000	1,418,108
Series 2020-K737, Class C, 3.33%, 1/25/2053 (b) (d)	4,870,000	4,737,518
Series 2020-K105, Class C, 3.53%, 3/25/2053 (b) (d)	1,651,000	1,519,494

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (d)	1,254,000	1,165,835
GAM Re-REMIC Trust
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 ‡ (b) (d)	500,000	497,506
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (d)	4,000,000	3,610,968
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	501,014
Series 2021-FRR2, Class BK49, 2.22%, 9/27/2051 ‡ (b) (d)	300,000	296,916
GNMA
Series 2012-132, Class Z, 2.66%, 6/16/2054 (b)	536,202	382,280
Series 2013-61, Class Z, 2.79%, 10/16/2054 (b)	747,170	549,034
Series 2013-1, Class Z, 2.38%, 1/16/2055 (b)	781,000	484,109
Series 2017-76, Class B, 2.60%, 12/16/2056	641,784	462,602
Series 2017-191, Class B, 2.50%, 7/16/2059 (b)	688,303	394,337
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	177,640
Multi-Family Connecticut Avenue Securities Trust Series 2024-01, Class M7, 7.07%, 7/25/2054 (b) (d)	79,840	80,427
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (d)	1,000,000	899,744
PRM5 Trust
Series 2025-PRM5, Class B, 4.76%, 3/10/2033 (b) (d)	2,250,000	2,227,892
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (b) (d)	1,000,000	990,131
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (b) (d)	1,750,000	1,731,904
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, 3/28/2049 (d)	2,000,000	1,894,107
Series 2024-FRR2, Class A100, PO, 11/27/2052 (d)	2,000,000	1,582,273
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	708,834
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (d)	2,000,000	2,039,652
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	5,150,000	5,329,794
Total Commercial Mortgage-Backed Securities (Cost $131,061,752)		132,556,146
Foreign Government Securities — 0.1%
United Mexican States
6.00%, 5/13/2030	474,000	488,220
6.88%, 5/13/2037	703,000	711,436
6.34%, 5/4/2053	730,000	640,940
3.77%, 5/24/2061	1,000,000	560,000
Total Foreign Government Securities (Cost $2,558,352)		2,400,596
	SHARES
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (g) (h) (Cost $91,325,569)	91,325,569	91,325,569
Total Investments — 102.5% (Cost $2,144,856,598)		2,144,366,092
Liabilities in Excess of Other Assets — (2.5)%		(52,156,825)
NET ASSETS — 100.0%		2,092,209,267

Percentages indicated are based on net assets.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2025.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	588	09/19/2025	USD	65,212,875	751,399
U.S. Treasury 10 Year Ultra Note	569	09/19/2025	USD	64,190,313	785,133
U.S. Treasury Long Bond	301	09/19/2025	USD	34,050,625	705,670
U.S. Treasury Ultra Bond	39	09/19/2025	USD	4,536,188	45,134
U.S. Treasury 2 Year Note	316	09/30/2025	USD	65,574,937	103,223
					2,390,559
Short Contracts
U.S. Treasury 5 Year Note	(331)	09/30/2025	USD	(35,846,266)	(215,119)
					2,175,440

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$323,969,944	$65,277,906	$389,247,850
Collateralized Mortgage Obligations	—	179,363,289	9,281,092	188,644,381
Commercial Mortgage-Backed Securities	—	118,863,058	13,693,088	132,556,146
Corporate Bonds
Aerospace & Defense	—	5,947,059	—	5,947,059
Automobiles	—	2,189,144	—	2,189,144
Banks	—	115,564,960	—	115,564,960
Beverages	—	154,835	—	154,835
Biotechnology	—	5,244,592	—	5,244,592
Broadline Retail	—	101,891	—	101,891
Building Products	—	105,144	—	105,144
Capital Markets	—	21,482,117	—	21,482,117
Chemicals	—	5,248,195	—	5,248,195
Commercial Services & Supplies	—	1,709,320	—	1,709,320
Consumer Finance	—	11,973,165	—	11,973,165
Consumer Staples Distribution & Retail	—	294,675	—	294,675
Containers & Packaging	—	2,645,084	—	2,645,084
Diversified REITs	—	80,248	—	80,248
Diversified Telecommunication Services	—	3,915,598	—	3,915,598
Electric Utilities	—	27,390,838	—	27,390,838
Entertainment	—	284,202	—	284,202
Financial Services	—	1,696,991	1,940,000	3,636,991
Food Products	—	3,322,144	—	3,322,144
Gas Utilities	—	555,181	—	555,181
Ground Transportation	—	1,526,851	—	1,526,851
Health Care Equipment & Supplies	—	4,608,960	—	4,608,960
Health Care Providers & Services	—	11,011,437	600,000	11,611,437
Health Care REITs	—	2,192,013	—	2,192,013
Independent Power and Renewable Electricity Producers	—	2,629,452	—	2,629,452
Industrial REITs	—	694,352	—	694,352
Insurance	—	1,367,161	—	1,367,161
Interactive Media & Services	—	1,546,222	—	1,546,222
IT Services	—	481,813	3,500,000	3,981,813
Media	—	6,698,182	—	6,698,182
Metals & Mining	—	1,308,180	—	1,308,180
Multi-Utilities	—	1,963,108	—	1,963,108
Oil, Gas & Consumable Fuels	—	24,406,377	—	24,406,377
Pharmaceuticals	—	1,400,929	—	1,400,929
Real Estate Management & Development	—	692,451	—	692,451
Residential REITs	—	2,386,716	—	2,386,716
Retail REITs	—	101,398	—	101,398

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Semiconductors & Semiconductor Equipment	$—	$2,957,523	$—	$2,957,523
Software	—	1,932,221	—	1,932,221
Specialized REITs	—	634,715	—	634,715
Specialty Retail	—	833,324	—	833,324
Technology Hardware, Storage & Peripherals	—	3,163,526	—	3,163,526
Tobacco	—	1,001,450	—	1,001,450
Trading Companies & Distributors	—	834,781	—	834,781
Water Utilities	—	187,643	—	187,643
Wireless Telecommunication Services	—	3,690,431	—	3,690,431
Total Corporate Bonds	—	290,156,599	6,040,000	296,196,599
Foreign Government Securities	—	2,400,596	—	2,400,596
Mortgage-Backed Securities	—	436,614,617	14,708,915	451,323,532
U.S. Treasury Obligations	—	592,671,419	—	592,671,419
Short-Term Investments
Investment Companies	91,325,569	—	—	91,325,569
Total Investments in Securities	$91,325,569	$1,944,039,522	$109,001,001	$2,144,366,092
Appreciation in Other Financial Instruments
Futures Contracts	$2,390,559	$—	$—	$2,390,559
Depreciation in Other Financial Instruments
Futures Contracts	$(215,119)	$—	$—	$(215,119)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,175,440	$—	$—	$2,175,440
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$40,204,972	$—	$(405,685)	$15,337	$27,100,946	$(1,637,664)	$—	$—	$65,277,906
Collateralized Mortgage Obligations	12,025,803	—	(12,918)	33,597	2,354,871	(5,120,261)	—	—	9,281,092
Commercial Mortgage-Backed Securities	4,530,464	—	(34,528)	11,189	11,669,973	(2,484,010)	—	—	13,693,088
Corporate Bonds	—	—	—	—	6,040,000	—	—	—	6,040,000
Mortgage-Backed Securities	6,350,657	—	(116,365)	—	8,474,623	—	—	—	14,708,915
Total	$63,111,896	$—	$(569,496)	$60,123	$55,640,413	$(9,241,935)	$—	$—	$109,001,001

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(381,525).

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$45,868,689	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.10%)
			Yield (Discount Rate of Cash Flows)	5.52% - 10.24% (6.76%)
Asset-Backed Securities	45,868,689
	5,195,795	Discounted Cash Flow	Constant Prepayment Rate	90.00% - 100.00% (93.05%)
			Yield (Discount Rate of Cash Flows)	5.72% - 6.27% (5.84%)
Collateralized Mortgage Obligations	5,195,795
Total	$51,064,484

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $57,936,517. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$80,993,753	$227,656,139	$217,324,323	$—	$—	$91,325,569	91,325,569	$1,106,025	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.